REDEEMABLE NONCONTROLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
REDEEMABLE NONCONTROLLING INTEREST
NOTE 7 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”). The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events based upon obtaining financing for the construction of the Fulton Project. The third party equity interests in the consolidated subsidiary are reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company accreted the redeemable noncontrolling interest for the total redemption price of $862,500 as of September 30, 2011.  This was estimated in the June 30, 2011 Form 10-Q to be the forecasted financial close of a qualified financing.  Since financing has not been incurred but progress has been made that may facilitate funding albeit unknown as to the timing of such funding, the Company has decided not to re-estimate the timing of financing and disclose the total redemption price of $862,500. Net loss attributable to the redeemable noncontrolling interest for the three and nine months ended September 30, 2011, and for the period from March 28, 2006 (Inception) to September 30, 2011 was immaterial and thus not presented on the statement of operations.

For the three and nine-months ended September 30, 2011 and 2010, and for the period from March 28, 2006 (Inception) to September 30, 2011 the Company recognized the accretion of the redeemable noncontrolling interest of $37,500, $0, $112,500, $0, and $112,500 respectively which was charged to additional paid-in capital.

NOTE 8 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”).  The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events based upon obtaining financing for the construction of the Fulton Project. The third party equity interests in the consolidated joint ventures are reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company will accrete the redeemable noncontrolling interest for the total redemption price of $862,500 through the forecasted financial close, estimated to be the end of the third quarter of 2011. Net loss attributable to the redeemable noncontrolling interest during the year ended December 31, 2010 was immaterial and thus not presented on the statement of operations.